Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Schedule of Assets (Held at End of Year)
Schedule of Assets (Held at End of Year)

Community Financial System, Inc.

401(k) Employee Stock Ownership Plan

Schedule of Assets (Held at End of Year)

(Schedule H, Part IV, Line 4i)

December 31, 2025

	(b) Identity of issue, borrower, lessor or	(c) Description of investment including
	similar	maturity date, rate of interest, collateral, par	(e) Current
(a)	party	or maturity value	value
	Mutual Funds
	Amercent Small Cap Value	Mutual fund – 386,954 shares	$3,474,848
	American Funds EuroPacific Growth Fund	Mutual fund – 288,156 shares	17,456,519
	DFA Emerging Markets Core Equity	Mutual fund – 189,101 shares	5,499,046
	DFA Real Estate Securities I	Mutual fund – 41,773 shares	1,658,387
	Federated Total Return Bond Fund	Mutual fund – 1,338,590 shares	12,837,082
	Guggenheim Macro Opportunities Fund	Mutual fund – 165,024 shares	4,130,548
	JP Morgan Large Cap Growth Fund	Mutual fund – 593,728 shares	51,321,820
	T. Rowe Price Div Mid-Cap Growth Fund I	Mutual fund – 239,226 shares	11,262,779
	T. Rowe Price Mid-Cap Value Fund I	Mutual fund – 293,027 shares	9,397,387
	T. Rowe Price Spectrum Conserv Alloc Fund I	Mutual fund – 169,494 shares	3,467,840
	T. Rowe Price Spectrum Mod Growth Alloc Fund I	Mutual fund – 70,434 shares	2,998,360
	T. Rowe Price Spectrum Mod Alloc Fund I	Mutual fund – 181,568 shares	4,544,658
	Vanguard Equity Income Admiral	Mutual fund – 260,558 shares	24,208,436
	Vanguard Institutional Index I	Mutual fund – 69,878 shares	38,578,660
	Vanguard Mid-Cap Index I	Mutual fund – 158,070 shares	12,547,591
	Vanguard Small-Cap Index Fund I	Mutual fund – 92,335 shares	11,410,799
	Vanguard Target Retirement 2020	Mutual fund – 273,543 shares	7,508,742
	Vanguard Target Retirement 2025	Mutual fund – 783,096 shares	15,622,770
	Vanguard Target Retirement 2030	Mutual fund – 837,935 shares	35,469,781
	Vanguard Target Retirement 2035	Mutual fund – 835,932 shares	22,887,816
	Vanguard Target Retirement 2040	Mutual fund – 361,512 shares	18,057,531
	Vanguard Target Retirement 2045	Mutual fund – 296,465 shares	10,299,196
	Vanguard Target Retirement 2050	Mutual fund – 260,735 shares	15,456,356
	Vanguard Target Retirement 2055	Mutual fund – 96,019 shares	6,352,631
	Vanguard Target Retirement 2060	Mutual fund – 90,858 shares	5,540,507
	Vanguard Target Retirement 2065	Mutual fund – 8,203 shares	328,378
	Vanguard Target Retirement 2070	Mutual fund – 7,852 shares	249,846
	Vanguard Target Retirement Income	Mutual fund – 687,431 shares	9,534,674
	Vanguard Total Bond Index Admiral	Mutual fund – 650,990 shares	6,360,168
			368,463,156
***	Collective Investment Trust
	Neuberger Berman Small Cap Growth Trust Fund	Mutual fund – 1,244,962 shares	13,659,977

	Common Stock of Plan Sponsor
*	Community Financial System, Inc.	Common stock – 1,451,117 shares	83,352,180

**	Stable Value Fund
*	HB&T MetLife Stable Value Fund R0	Stable value fund – 2,150,753 shares	30,906,317

	Loan Fund
*	Participants	Participant loans, 3.25% – 9.25%	4,909,378

	Self-Directed Brokerage
	Charles Schwab IDA Account	Self-directed brokerage	8,046,915
	Total investments		$509,337,923
*	– Denotes party-in-interest
**	– Investment stated at Contract Value.
***	– Investment stated at Net Asset Value.